Significant accounting policies, judgements, estimates and assumptions - Summary of classification and carrying amounts of financial assets under IFRS 9 (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Financial assets		$ 59,295
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	$ 0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	(134)
Financial assets, carrying amount immediately after initial application of IFRS 9	59,161
Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Financial assets		24,361
Available- for-sale financial assets | Other investments – equity shares
Disclosure of initial application of standards or interpretations [line items]
Financial assets		433
Available- for-sale financial assets | Other financial assets
Disclosure of initial application of standards or interpretations [line items]
Financial assets		275
Available- for-sale financial assets | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Financial assets		2,270
Financial assets measured at fair value through profit or loss | Other financial assets
Disclosure of initial application of standards or interpretations [line items]
Financial assets		662
Financial assets measured at fair value through profit or loss | Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial assets		6,454
Derivative hedging instruments | Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial assets		688
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	688
Loans and receivables
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(8)
Loans and receivables | Loans
Disclosure of initial application of standards or interpretations [line items]
Financial assets		836
Loans and receivables | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Financial assets		21,916
Held-to-maturity investments, category [member] | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Financial assets		1,400
At fair value | Available- for-sale financial assets | Other investments – equity shares
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	433
At fair value | Available- for-sale financial assets | Other financial assets
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	275
At fair value | Available- for-sale financial assets | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Financial assets		0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	2,058
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	2,058
At fair value | Financial assets measured at fair value through profit or loss | Other financial assets
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	662
At fair value | Financial assets measured at fair value through profit or loss | Derivatives
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	6,454
At fair value | Loans and receivables | Loans
Disclosure of initial application of standards or interpretations [line items]
Financial assets		$ 0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	100
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	(8)
Financial assets, carrying amount immediately after initial application of IFRS 9	92
At cost | Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	(115)
Financial assets, carrying amount immediately after initial application of IFRS 9	24,246
At cost | Available- for-sale financial assets | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(2,058)
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	212
At cost | Loans and receivables | Loans
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(100)
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	736
At cost | Loans and receivables | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	(11)
Financial assets, carrying amount immediately after initial application of IFRS 9	21,905
At cost | Held-to-maturity investments, category [member] | Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets, carrying amount immediately after initial application of IFRS 9	$ 1,400